DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Intangible Assets (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets and goodwill
Goodwill, Impairment Loss	₽ 0	₽ 0	₽ 0
Minimum
Intangible assets and goodwill
Estimated useful lives	1 year
Maximum
Intangible assets and goodwill
Estimated useful lives	16 years
Weighted average
Intangible assets and goodwill
Estimated useful lives	6 years 8 months 12 days
Trade names and domain names | Minimum
Intangible assets and goodwill
Estimated useful lives	2 years 3 months 18 days
Trade names and domain names | Maximum
Intangible assets and goodwill
Estimated useful lives	10 years
Customer relationships | Minimum
Intangible assets and goodwill
Estimated useful lives	2 years
Customer relationships | Maximum
Intangible assets and goodwill
Estimated useful lives	15 years 10 months 24 days
Content and software | Minimum
Intangible assets and goodwill
Estimated useful lives	1 year 3 months 18 days
Content and software | Maximum
Intangible assets and goodwill
Estimated useful lives	10 years
Supplier relationships | Minimum
Intangible assets and goodwill
Estimated useful lives	3 years
Supplier relationships | Maximum
Intangible assets and goodwill
Estimated useful lives	4 years 6 months
Other technologies and licenses | Maximum
Intangible assets and goodwill
Estimated useful lives	5 years
Produced content, net | Maximum
Intangible assets and goodwill
Estimated useful lives	4 years